UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio               as of December 31, 2015 (Unaudited)

Deutsche Global Inflation Fund

		Principal Amount ($) (a)	Value ($)
Government & Agency Obligations 95.7%
Sovereign Bonds 4.1%
Kingdom of Spain-Inflation Linked Bond, REG S, 144A, 1.0%, 11/30/2030	EUR	6,499,025	6,925,047
U.S. Treasury Obligations 91.6%
U.S. Treasury Floating Rate Notes:
0.313% *, 10/31/2016 (b)		350,000	349,943
0.344% *, 1/31/2017		400,000	399,974
U.S. Treasury Inflation-Indexed Bonds:
0.625%, 2/15/2043		4,820,723	4,079,537
0.75%, 2/15/2042		2,841,966	2,496,713
0.75%, 2/15/2045		5,171,302	4,509,939
2.0%, 1/15/2026		10,844,887	12,048,842
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2017		8,063,132	8,047,070
0.125%, 4/15/2018		6,173,400	6,161,504
0.125%, 4/15/2019		6,394,689	6,357,139
0.125%, 4/15/2020		18,078,214	17,847,771
0.125%, 1/15/2022		8,196,552	7,942,861
0.125%, 7/15/2022		8,170,654	7,922,340
0.125%, 7/15/2024		16,928,223	16,077,190
0.25%, 1/15/2025		19,782,149	18,881,903
0.375%, 7/15/2025		16,398,069	15,876,233
0.625%, 7/15/2021		8,758,741	8,816,216
1.125%, 1/15/2021		9,024,258	9,303,568
1.375%, 7/15/2018		6,066,280	6,280,414
U.S. Treasury Note, 1.0%, 8/31/2016 (b) (c)		2,520,000	2,525,118
			155,924,275
Total Government & Agency Obligations (Cost $165,466,122)			162,849,322
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal National Mortgage Association, 9.0%, 3/1/2020 (Cost $9,664)		8,785	8,820
Asset-Backed 0.1%
Home Equity Loans
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.472% *, 12/25/2034 (Cost $219,965)		232,459	231,370
Short-Term U.S. Treasury Obligations 1.2%
U.S. Treasury Bills:
0.215% **, 2/11/2016 (d)		1,150,000	1,149,840
0.182% **, 2/4/2016 (b)		200,000	199,983
0.215% **, 2/11/2016		501,000	500,930
0.42% **, 6/2/2016 (d)		270,000	269,513
Total Short-Term U.S. Treasury Obligations (Cost $2,120,079)			2,120,266
		Shares	Value ($)
Cash Equivalents 2.7%
Central Cash Management Fund, 0.25% (e) (Cost $4,573,385)		4,573,385	4,573,385
		% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $172,389,215) †		99.7	169,783,163
Other Assets and Liabilities, Net		0.3	469,777
Net Assets		100.0	170,252,940

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2015.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $173,004,144. At December 31, 2015, net unrealized depreciation for all securities based on tax cost was $3,220,981. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,312 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,249,293.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	At December 31, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(c)	At December 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	At December 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At December 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/21/2016	20	2,518,125	(9,688)
3 Month Euro Euribor Interest Rate Futures	EUR	9/19/2016	7	1,905,331	3,328
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	9/19/2016	8	2,012,380	599
3 Month Euroyen Futures	JPY	9/16/2016	10	2,076,833	(520)
90 Day Sterling Interest Rate Futures	GBP	9/21/2016	10	1,826,718	2,027
5 Year U.S. Treasury Note	USD	3/31/2016	56	6,625,938	(18,031)
90 Day Eurodollar	USD	9/19/2016	8	1,978,700	(2,800)
ASX 90 Day Bank Accepted Bills	AUD	9/8/2016	11	7,974,016	(4,697)
Total net unrealized depreciation					(29,782)

At December 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Euro-BUXL 30 Year German Government Bond	EUR	3/8/2016	17	2,797,077	61,336
Federal Republic of Germany Euro-Bund	EUR	3/8/2016	22	3,775,630	52,599
Total unrealized appreciation					113,935

At December 31, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (f)
Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	5,300,000[1]	5/5/2016	59,492	(6)
Put Options
Pay Fixed - 2.0% - Receive Floating - 3-Month LIBOR	8/15/2016 8/15/2046	5,600,000[1]	8/11/2016	107,520	(49,498)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	5,600,000[2]	7/11/2016	105,280	(76,825)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	5,300,000[1]	5/5/2016	59,493	(145,198)
Total Put Options				272,293	(271,521)
Total				331,785	(271,527)

(f)	Unrealized appreciation on written options on interest rate swap contracts at December 31, 2015 was $60,258.
At December 31, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

3/16/2016 3/16/2021	7,300,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(71,687)	18,818
3/16/2016 3/16/2036	5,800,000	Floating — 3-Month LIBOR	Fixed — 2.75%	185,620	(18,052)
12/4/2015 12/4/2045	2,700,000	Floating — 3-Month LIBOR	Fixed — 2.615%	6,229	54,283
3/16/2016 3/16/2026	4,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	(98,286)	(16,630)
3/16/2016 3/16/2046	7,000,000	Floating — 3-Month LIBOR	Fixed — 2.75%	178,284	(87,528)
12/4/2015 12/4/2045	2,700,000	Fixed — 2.615%	Floating — 3-Month LIBOR	(6,394)	(6,394)
Total net unrealized depreciation				(55,503)

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At December 31, 2015, open commodity-linked swap contracts were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)	Pay/Receive Return of the Reference Index	Value ($) (g)

Long Positions
1/15/2016	60,000[3]	Barclays-Commodity Strategy 1500 Index	484
1/15/2016	20,000[3]	Barclays-Commodity Strategy 1610 Index	93
1/15/2016	140,000[4]	Bloomberg Commodity Index 3 Month Forward	556
1/15/2016	140,000[2]	Bloomberg Commodity Index 3 Month Forward	555
1/15/2016	120,000[5]	Bloomberg Commodity Index 3 Month Forward	477
1/15/2016	30,000[6]	Bloomberg Commodity Index 3 Month Forward	119
1/15/2016	80,000[7]	Bloomberg Commodity Index 3 Month Forward	317
1/15/2016	140,000[8]	Bloomberg Commodity Index 3 Month Forward	556
1/15/2016	50,000[9]	Bloomberg Commodity Index 3 Month Forward	197
1/15/2016	130,000[10]	Bloomberg Commodity Index 3 Month Forward	515
1/15/2016	30,000[11]	Bloomberg Commodity Index 3 Month Forward	119
1/15/2016	80,000[12]	Bloomberg Commodity Index 3 Month Forward	316
1/15/2016	70,000[10]	BNP Paribas 03 Alpha Index	(319)
1/15/2016	10,000[2]	Citi Commodities Term Structure Alpha II BCOM Capped	184
1/20/2016	1,000,000[4]	JPMorgan Ex-Front Month Lean Hogs Excess Return Index	(60,297)
1/15/2016	10,000[4]	JPMorgan Ranked Alpha Basket Index	(50)
1/15/2016	10,000[4]	JPMorgan Seasonal Spread Explorer	(27)
1/15/2016	10,000[11]	Merrill Lynch Commodity Index eXtra ADLS Modifies Excess Return Index	(21)
1/15/2016	40,000[13]	Modified Strategy D177 on the Bloomberg Commodity Index	136
1/15/2016	30,000[14]	Societe Generale Commodity Index	228
1/15/2016	160,000[15]	UBS Custom Commodity Index	169
Short Positions
1/15/2016	100,000[10]	Bloomberg Commodity Index	(767)
1/15/2016	70,000[5]	Bloomberg Commodity Index	(535)
1/15/2016	80,000[4]	Bloomberg Commodity Index	(612)
1/15/2016	10,000[2]	Bloomberg Commodity Index	(77)
1/20/2016	1,000,000[4]	Bloomberg Commodity Index Lean Hog Subindex	44,238
Total net unrealized depreciation		(13,446)

(g)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Counterparties:

1	Nomura International PLC
2	Citigroup, Inc.
3	Barclays Bank PLC
4	JPMorgan Chase Securities, Inc.
5	Macquarie Bank Ltd.
6	Credit Suisse
7	Morgan Stanley
8	Wells Fargo Bank
9	Royal Bank of Scotland
10	BNP Paribas
11	Bank of America
12	Canadian Imperial Bank of Commerce
13	Goldman Sachs & Co.
14	Societe Generale
15	UBS AG

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at December 31, 2015 is 0.61%.
As of December 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	7,266,500	USD	8,205,301	1/19/2016	305,646	JPMorgan Chase Securities, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	3,198,620	EUR	2,920,500	1/19/2016	(23,646)	Citigroup, Inc.
EUR	2,000,000	USD	2,141,878	1/19/2016	(32,389)	Societe Generale
Total unrealized depreciation					(56,035)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, commodity-linked swap contracts, interest rate swap contracts, written options contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2015, the Fund held $2,042,357 in the Subsidiary, representing 1.2% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Government & Agency Obligations	$—	$162,849,322	$—	$162,849,322
Mortgage-Backed Securities Pass-Throughs	—	8,820	—	8,820
Asset-Backed	—	231,370	—	231,370
Short-Term U.S. Treasury Obligations	—	2,120,266	—	2,120,266
Short-Term Investments	4,573,385	—	—	4,573,385
Derivatives (i)
Futures Contracts	$119,889	$—	$—	$119,889
Interest Rate Swap Contracts	—	73,101	—	73,101
Commodity-Linked Swap Contracts	—	49,259	—	49,259
Forward Foreign Currency Exchange Contracts	—	305,646	—	305,646
Total	$4,693,274	$165,637,784	$—	$170,331,058
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(35,736)	$—	$—	$(35,736)
Written Options	—	(271,527)	—	(271,527)
Interest Rate Swap Contracts	—	(128,604)	—	(128,604)
Commodity-Linked Swap Contracts	—	(62,705)	—	(62,705)
Forward Foreign Currency Exchange Contracts	—	(56,035)	—	(56,035)
Total	$(35,736)	$(518,871)	$—	$(554,607)

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, commodity linked swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Commodity Contracts	$ —	$ (13,446)	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 249,611	$ —
Interest Rate Contracts	$ 84,153	$ (55,503)	$ —	$ 60,258

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Inflation Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016